Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended			2 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Sep. 03, 2009	Feb. 24, 2012	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Reimbursable on-site labor costs	$ 18,000			$ 27,000	$ 1,000	$ 276,000		$ 318,000	$ 217,000
Reimbursable on-site labor costs due					1,000		7,000	24,000
Base monthly fee		21,335
Variable monthly fee		23
Variable monthly fee multiplied by number of employees		8,000
Fees related to Human resource and payroll service contract	35,000			52,000	0	180,000		362,000	426,000
Contract expiry date					Aug. 31, 2012		Aug. 31, 2012
Aggregate purchase price of aircraft			8,300,000
Cash paid on sale of aircraft			2,100,000
Promissory note from the affiliate			6,200,000
Adjusted fair value			5,200,000
Semiannual interest payments received			132,000
Note maturity date			Sep. 30, 2016
Charges related to the rent expense	$ 79,000			$ 118,000	$ 197,000	$ 668,000		$ 786,000	$ 786,000
Current lease expiry date					Mar. 31, 2013		Mar. 31, 2013